Document and Entity Information	Aug. 12, 2025
Cover [Abstract]
Entity Address, Country	NL
Amendment Flag	false
Entity Central Index Key	0001413447
Document Type	8-K
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	NXP Semiconductors N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-34841
Entity Tax Identification Number	98-1144352
Entity Address, Address Line One	High Tech Campus 60
Entity Address, City or Town	Eindhoven
Entity Address, Postal Zip Code	5656 AG
City Area Code	31 40
Local Phone Number	2729999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, EUR 0.20 par value
Trading Symbol	NXPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false